Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalent [Abstract]
Cash		R$ 170	R$ 170
Bank account		4,794	44,123
Bank Deposit Certificates	[1]	22,624	40,394
Total		R$ 27,588	R$ 84,687	R$ 29,536	R$ 31,083
Bottom of Range [Member]
Cash and cash equivalent [Abstract]
Returns, percentage of CDI		75.00%	90.00%
Top of Range [Member]
Cash and cash equivalent [Abstract]
Returns, percentage of CDI		80.00%	102.00%

[1]	Refers to highly-liquid Bank Deposit Certificates (CDBs) under repurchase agreements with returns substantially tied to a range of 75.0% and 80.0% (90.0% and 102.0% as of December 31, 2017) of the Brazilian Interbank Deposit Certificate (CDI) rate.